Equity-Based Compensation - Additional Information (details) (USD $)	12 Months Ended													12 Months Ended									12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Incentive Plan [Member]	Dec. 31, 2011 Incentive Plan [Member]	Dec. 31, 2012 Unit Appreciation Right [Member] Incentive Plan [Member]		Dec. 31, 2011 Unit Appreciation Right [Member] Incentive Plan [Member]		Dec. 31, 2012 Distribution Equivalent Right [Member] Incentive Plan [Member]		Dec. 31, 2011 Distribution Equivalent Right [Member] Incentive Plan [Member]		Dec. 31, 2013 Director [Member] Western Gas Equity Partners Long Term Incentive Plan [Member]	Dec. 31, 2012 Incentive Plan [Member] Unit Appreciation Right [Member]	Dec. 31, 2011 Incentive Plan [Member] Unit Appreciation Right [Member]	Dec. 31, 2012 Incentive Plan [Member] Distribution Equivalent Right [Member]	Dec. 31, 2013 Western Gas Partners [Member]	Dec. 31, 2012 Western Gas Partners [Member]	Dec. 31, 2011 Western Gas Partners [Member]	Dec. 31, 2010 Western Gas Partners [Member]	Dec. 31, 2013 Western Gas Partners [Member] Western Gas Equity Partners Long Term Incentive Plan [Member]	Dec. 31, 2013 Western Gas Partners [Member] Western Gas Partners Long Term Incentive Plan [Member]	Dec. 31, 2012 Western Gas Partners [Member] Western Gas Partners Long Term Incentive Plan [Member]	Dec. 31, 2011 Western Gas Partners [Member] Western Gas Partners Long Term Incentive Plan [Member]	Dec. 31, 2013 Western Gas Partners [Member] Western Gas Partners Long Term Incentive Plan [Member] Director [Member]	Dec. 31, 2013 Western Gas Partners [Member] Western Gas Partners Long Term Incentive Plan [Member] Anadarko [Member]	Dec. 31, 2013 Western Gas Partners [Member] Anadarko Incentive Plans [Member] Western Gas Equity Partners Long Term Incentive Plan [Member]	Dec. 31, 2012 Western Gas Partners [Member] Anadarko Incentive Plans [Member] Western Gas Equity Partners Long Term Incentive Plan [Member]	Dec. 31, 2011 Western Gas Partners [Member] Anadarko Incentive Plans [Member] Western Gas Equity Partners Long Term Incentive Plan [Member]	Dec. 31, 2011 Western Gas Partners [Member] Anadarko Incentive Plans [Member] Year-End Adjustment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Phantom units						0		75,369		0		75,369		9,480				16,844	25,619	23,978	17,503	26,758
Value per unit of phantom units outstanding						$ 2,690.47	[1]	$ 579.54	[2]	$ 11.93	[1]	$ 0.00	[2]	$ 39.19				$ 49.47	$ 41.77	$ 33.92	$ 20.19
Vesting period														1 year									3 years			1 year
Equity based compensation expense				$ 68,800,000	$ 11,400,000									$ 300,000									$ 600,000	$ 400,000	$ 300,000			$ 3,000,000	$ 3,300,000	$ 2,500,000
Unvested equity based compensation														27,000									500,000				600,000	5,500,000
Partners' capital adjustment	$ 381,000	$ 2,528,000	$ (309,000)																									$ 2,900,000	$ 3,200,000	$ 1,000,000	$ 9,700,000
Weighted average term of unvested awards														1 month									1 year 4 months 24 days					2 years 1 month 10 days
UVR, UAR and DER Valuation															$ 2,745.00	$ 634.00	$ 12.00

[1]	As discussed above, all awards then outstanding under the Incentive Plan were settled upon the closing of WGP’s IPO.
[2]	The DERs had no attributed value since WES GP had not declared or paid distributions.